INVESTMENTS (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY
Investment cost
Balance at beginning of year					576,296,429	603,656,113
Foreign currency translation					(5,586,601)	(27,359,684)
Total investment cost					570,709,828	576,296,429
Value booked under equity method
Share of profit on affiliated companies investments	5,512,432	34,343,000	57,525,830	66,171,992	206,428,719	167,175,531
Amortization of identifiable intangible assets, net of tax					(14,714,745)	(10,608,291)
Total booked value under equity method					191,713,974	156,567,240
Net book value					762,423,802	732,863,669